Business Combination - Narrative (Details)					1 Months Ended	9 Months Ended		12 Months Ended				15 Months Ended
	Sep. 30, 2024 placement shares	Mar. 04, 2024 USD ($) shares	Dec. 13, 2023 USD ($) shares	Sep. 21, 2023 shares	Feb. 29, 2024 USD ($) agreement $ / shares shares	Sep. 30, 2026 milestone $ / shares shares	Sep. 30, 2025 placement shares	Sep. 30, 2026 USD ($) milestone $ / shares shares	Sep. 30, 2025 USD ($) placement shares	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2024 USD ($) placement shares	Mar. 31, 2024 USD ($)
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares											490,000
Debt amount											$ 4,357,201		$ 11,693,878
Less: GigCapital5 transaction costs paid from Trust		$ 1,073,667
Number of additional subscription agreement | agreement					2
Earnout liability											$ 0		1,060,000
Merger Earnout Consideration Shares
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration, liability, shares (in shares) | shares				9,000,000
Earnout liability													$ 1,060,000
2024 Earnout Shares | Forecast
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration, liability, shares (in shares) | shares	2,500,000									3,000,000
Contingent consideration, liability, additional shares (in shares) | shares												500,000
Number of placements | placement	8											8
Contingent consideration, liability, achieved revenue												$ 4,400,000
2025 Earnout Shares | Forecast
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration, liability, shares (in shares) | shares							2,500,000		3,000,000
Contingent consideration, liability, additional shares (in shares) | shares									500,000
Number of placements | placement							4		4
Contingent consideration, liability, achieved revenue									$ 17,100,000
2026 Earnout Shares | Forecast
Schedule Of Reverse Recapitalization [Line Items]
Contingent consideration, liability, shares (in shares) | shares						2,500,000		3,000,000
Contingent consideration, liability, additional shares (in shares) | shares								500,000
Contingent consideration, liability, achieved revenue								$ 30,000,000
Contingent consideration, liability, earnout period, stock price trigger (in dollars per share) | $ / shares						$ 15		$ 15
Number of milestones achieved | milestone						1		1
Subscription Agreement And Business Combination Agreement
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares					200,000
Consideration received on transaction					$ 500,000
Stock Subscription Agreements
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		150,000
General and Administrative Expense | Subscription Agreement And Business Combination Agreement
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust					$ 206,000
General and Administrative Expense | Stock Subscription Agreements
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust		$ 529,500
Yorkville Pre-paid Advance
Schedule Of Reverse Recapitalization [Line Items]
Pre-paid advance agreement, term		15 months
Debt instrument, interest rate, stated percentage		6.00%
Interest increase upon default		18.00%
Issuance of common stock (in shares) | shares		1,000,000
Potential shares from Cable Car Loan
Schedule Of Reverse Recapitalization [Line Items]
Debt instrument, interest rate, stated percentage					0.00%
Debt amount					$ 1,500,000
Debt, term					13 months
Issuance of common stock (in shares) | shares					180,000
Yorkville
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		1,000,000
Yorkville | Yorkville Pre-paid Advance
Schedule Of Reverse Recapitalization [Line Items]
Pre-paid advance agreement		$ 10,000,000
William Blair & Co., L.L.C.
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares					740,000
Assumed liabilities settled					$ 2,410,000
William Blair & Co., L.L.C. | General and Administrative Expense
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust					$ 202,200
Mizuho Securities USA, LLC
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares					100,000
Assumed liabilities settled					$ 250,000
Number of non-redemption agreement | agreement					1
Consideration received on transaction					$ 250,000
Mizuho Securities USA, LLC | General and Administrative Expense
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust					$ 103,000
Donnelley Financial Solutions, LLC
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares					200,000
Consideration received on transaction					$ 500,000
IB Capital LLC
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares					240,000
Consideration received on transaction					$ 600,000
Donnelley Financial Solutions, LLC and IB Capital LLC
Schedule Of Reverse Recapitalization [Line Items]
Assumed liabilities settled					1,100,000
Donnelley Financial Solutions, LLC and IB Capital LLC | General and Administrative Expense
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust					$ 453,200
LionBay Ventures
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares					10,000
Business acquisition, number of common stock purchased (in shares) | shares					17,000
Business acquisition, strike price per share (in dollars per share) | $ / shares					$ 8.5
Exit Strategy Partners, LLC
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			250,000
Payment for professional fees		125,000	$ 225,000
Accrued professional fees		$ 100,000
Exit Strategy Partners, LLC | General and Administrative Expense
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust			$ 1,107,500
Non-Redeeming Shareholders | September 2023 Non-Redemption
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		427,477
Non-Redeeming Shareholders | General and Administrative Expense | September 2023 Non-Redemption
Schedule Of Reverse Recapitalization [Line Items]
Less: GigCapital5 transaction costs paid from Trust		$ 1,508,994